Convertible Notes, Second JDH Note (Details) $ in Thousands				9 Months Ended	12 Months Ended			42 Months Ended
	Mar. 10, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($) Amendment	Apr. 10, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 26, 2019 USD ($)	Sep. 07, 2015 USD ($)
Convertible Notes [Abstract]
Balance outstanding					$ 218,551	$ 173,289
Prepayment of convertible notes					13,950	0	$ 0
Second JDH Note [Member]
Convertible Notes [Abstract]
Applicable Limit								$ 24,665	$ 21,165			$ 6,765
Number of amendments | Amendment								12
Drawdown request											$ 3,500
Accrued and unpaid interest						$ 1,326				$ 901
Interest rate				0.00%
Balance outstanding					$ 21,165
Second JDH Note [Member] | Subsequent Event [Member]
Convertible Notes [Abstract]
Prepayment of convertible notes	$ 5,000	$ 1,850	$ 5,000
Second JDH Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate					3 months
Margin on variable rate						5.00%